Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,493	$ 5,411	$ 23,799	$ 11,993
Land value			$ 361,193	$ 400,091